Deposits (Interest Expense on Deposits Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest expense
NOW, savings-passbook, statement, tiered, and money market	$ 1,023	$ 1,164	$ 2,119	$ 2,298
Certificates of deposit	1,438	2,106	2,866	3,989
Interest expense, Total	$ 2,461	$ 3,270	$ 4,985	$ 6,287	$ 12,251	$ 13,573	$ 18,214